SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance of Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Total allowance for credit losses – January 1	$ 2,398	$ 2,309	$ 1,867
Current-period provision for expected credit losses	823	293	1,894
Write-offs	(64)	(9)	(934)
Recoveries collected	(249)	(195)	(518)
Total allowance for credit losses - December 31	$ 2,908	$ 2,398	$ 2,309